Regulatory Capital and Capital Adequacy - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Basel I	Mar. 31, 2010 Basel I	Mar. 31, 2009 Basel I	Mar. 31, 2011 Basel II	Mar. 31, 2010 Basel II	Mar. 31, 2009 Basel II	Mar. 31, 2011 Indian GAAP
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required minimum Capital to Risk-weighted Asset Ratio				9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Required minimum Tier 1 capital ratio				4.50%	4.50%		6.00%	6.00%	6.00%
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval	25.00%
Net income calculated under Indian GAAP	39,264.0
Dividends declared	3.30	2.60	2.00
Dividend payout, description of restrictions										As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2011 cannot exceed 35% of net income of Rs.39,264.0 million as calculated under Indian GAAP.
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP										35.00%